Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000076362 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
C000076362 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000076362 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
C000076362 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.81%
C000076362 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000076362 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.36%
C000076362 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.15%
C000076362 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000076362 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.13%
C000076362 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.45%
C000076362 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000076362 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000076362 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000076362 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000076362 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000076362 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000076362 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000076369 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
C000076369 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
C000076369 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.86%
C000076369 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.34%
C000076369 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
C000076369 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.19%
C000076369 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.21%
C000076369 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.79%
C000076369 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
C000076369 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
C000076369 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000076369 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000076369 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000076369 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000076369 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000076369 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000076369 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000168772 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
C000168772 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.32%
C000168772 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.22%
C000168772 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000168772 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
C000168772 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%
C000168772 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.94%
C000168772 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	15.01%
C000168772 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%
C000168772 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
C000168772 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000168772 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000168772 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000168772 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168772 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000168772 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000168772 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000206613 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.98%
C000206613 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.72%
C000206613 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.86%
C000206613 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.41%
C000206613 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
C000206613 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.73%
C000206613 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.69%
C000206613 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.28%
C000206613 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.73%
C000206613 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.13%
C000206613 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000206613 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000206613 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000206613 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000206613 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000206613 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000206613 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000155797 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
C000155797 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155797 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
C000155797 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.81%
C000155797 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000155797 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.36%
C000155797 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.15%
C000155797 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155797 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.13%
C000155797 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.45%
C000155797 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000155797 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000155797 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155797 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155797 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155797 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000155797 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000168747 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168747 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000168747 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000168747 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000168747 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%
C000168747 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
C000168747 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000168747 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
C000168747 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000168747 [Member] | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000168747 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000168747 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000168747 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168747 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168747 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168747 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168747 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000168764 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
C000168764 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
C000168764 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.62%
C000168764 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.16%
C000168764 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.13%
C000168764 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.79%
C000168764 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.77%
C000168764 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
C000168764 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
C000168764 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
C000168764 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168764 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000168764 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000168764 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168764 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168764 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000168764 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000076363 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
C000076363 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000076363 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
C000076363 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.81%
C000076363 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000076363 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.36%
C000076363 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.15%
C000076363 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000076363 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.13%
C000076363 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.45%
C000076363 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000076363 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000076363 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000076363 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000076363 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000076363 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000076363 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000155800 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
C000155800 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
C000155800 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.86%
C000155800 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.34%
C000155800 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
C000155800 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.19%
C000155800 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.21%
C000155800 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.79%
C000155800 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
C000155800 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
C000155800 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155800 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000155800 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000155800 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155800 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155800 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000155800 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000206610 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000206610 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%
C000206610 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000206610 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000206610 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000206610 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000206610 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000206610 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000206610 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
C000206610 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000206610 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000206610 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000206610 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000206610 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000206610 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000206610 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000206610 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000206612 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.98%
C000206612 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.72%
C000206612 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.86%
C000206612 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.41%
C000206612 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
C000206612 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.73%
C000206612 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.69%
C000206612 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.28%
C000206612 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.73%
C000206612 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.13%
C000206612 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000206612 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000206612 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000206612 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000206612 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000206612 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
C000206612 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000076357 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
C000076357 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.05%
C000076357 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.49%
C000076357 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
C000076357 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.84%
C000076357 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
C000076357 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
C000076357 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.46%
C000076357 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
C000076357 [Member] | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
C000076357 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000076357 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000076357 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000076357 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000076357 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000076357 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000076357 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000076368 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
C000076368 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
C000076368 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.86%
C000076368 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.34%
C000076368 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
C000076368 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.19%
C000076368 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.21%
C000076368 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.79%
C000076368 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
C000076368 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
C000076368 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000076368 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000076368 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000076368 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000076368 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000076368 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000076368 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000155789 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000155789 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000155789 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000155789 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
C000155789 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000155789 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000155789 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000155789 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.76%
C000155789 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000155789 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000155789 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000155789 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000155789 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000155789 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000155789 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000155789 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000155789 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000168771 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
C000168771 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.32%
C000168771 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.22%
C000168771 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000168771 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
C000168771 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%
C000168771 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.94%
C000168771 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	15.01%
C000168771 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%
C000168771 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
C000168771 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000168771 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000168771 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000168771 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168771 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000168771 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000168771 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000076352 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.83%
C000076352 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
C000076352 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.07%
C000076352 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.64%
C000076352 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000076352 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.43%
C000076352 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.37%
C000076352 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.71%
C000076352 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.44%
C000076352 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.33%
C000076352 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000076352 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000076352 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000076352 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000076352 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000076352 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
C000076352 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000155792 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.83%
C000155792 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
C000155792 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.07%
C000155792 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.64%
C000155792 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155792 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.43%
C000155792 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.37%
C000155792 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.71%
C000155792 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.44%
C000155792 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.33%
C000155792 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155792 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000155792 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000155792 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155792 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000155792 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
C000155792 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000168754 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
C000168754 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.08%
C000168754 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000168754 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.43%
C000168754 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168754 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.55%
C000168754 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.54%
C000168754 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168754 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.59%
C000168754 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
C000168754 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000168754 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000168754 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000168754 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168754 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168754 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000168754 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000168762 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
C000168762 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
C000168762 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.62%
C000168762 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.16%
C000168762 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.13%
C000168762 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.79%
C000168762 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.77%
C000168762 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
C000168762 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
C000168762 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
C000168762 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168762 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000168762 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000168762 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168762 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168762 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000168762 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000168746 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168746 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000168746 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000168746 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000168746 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%
C000168746 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
C000168746 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000168746 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
C000168746 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000168746 [Member] | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000168746 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000168746 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000168746 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168746 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168746 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168746 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168746 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000168748 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168748 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000168748 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000168748 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000168748 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%
C000168748 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
C000168748 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000168748 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
C000168748 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000168748 [Member] | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000168748 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000168748 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000168748 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000168748 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168748 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168748 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000168748 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000168763 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
C000168763 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
C000168763 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.62%
C000168763 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.16%
C000168763 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.13%
C000168763 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.79%
C000168763 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.77%
C000168763 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
C000168763 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.96%
C000168763 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
C000168763 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168763 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000168763 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000168763 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168763 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168763 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000168763 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000168770 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
C000168770 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.32%
C000168770 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.22%
C000168770 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000168770 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
C000168770 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%
C000168770 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.94%
C000168770 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	15.01%
C000168770 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.11%
C000168770 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.46%
C000168770 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000168770 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000168770 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000168770 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168770 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000168770 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000168770 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000076346 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000076346 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000076346 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000076346 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
C000076346 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000076346 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000076346 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000076346 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.76%
C000076346 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000076346 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000076346 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076346 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000076346 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000076346 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076346 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000076346 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000076346 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000076347 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.24%
C000076347 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.89%
C000076347 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000076347 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.69%
C000076347 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
C000076347 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
C000076347 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	11.12%
C000076347 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.76%
C000076347 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.62%
C000076347 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
C000076347 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076347 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000076347 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000076347 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000076347 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000076347 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000076347 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000076353 [Member] | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.83%
C000076353 [Member] | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
C000076353 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.07%
C000076353 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.64%
C000076353 [Member] | Empower S And P Small Cap 600 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000076353 [Member] | Fidelity Emerging Markets Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.43%
C000076353 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	12.37%
C000076353 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.71%
C000076353 [Member] | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.44%
C000076353 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.33%
C000076353 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000076353 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000076353 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000076353 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000076353 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000076353 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
C000076353 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000168755 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
C000168755 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.08%
C000168755 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000168755 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.43%
C000168755 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168755 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.55%
C000168755 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.54%
C000168755 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168755 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.59%
C000168755 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
C000168755 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000168755 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000168755 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000168755 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168755 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168755 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000168755 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000168756 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
C000168756 [Member] | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.08%
C000168756 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000168756 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.43%
C000168756 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168756 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.55%
C000168756 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.54%
C000168756 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168756 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.59%
C000168756 [Member] | Empower S And P Mid Cap 400 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
C000168756 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000168756 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000168756 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000168756 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168756 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168756 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000168756 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000076356 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
C000076356 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.05%
C000076356 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.49%
C000076356 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
C000076356 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.84%
C000076356 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
C000076356 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
C000076356 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.46%
C000076356 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
C000076356 [Member] | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
C000076356 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000076356 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000076356 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000076356 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000076356 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000076356 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000076356 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
C000155794 [Member] | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
C000155794 [Member] | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.05%
C000155794 [Member] | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.49%
C000155794 [Member] | Empower International Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
C000155794 [Member] | Empower S And P 500 Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.84%
C000155794 [Member] | Empower Bond Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
C000155794 [Member] | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.46%
C000155794 [Member] | Empower Inflation Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.46%
C000155794 [Member] | Empower Multi Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
C000155794 [Member] | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.78%
C000155794 [Member] | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000155794 [Member] | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000155794 [Member] | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000155794 [Member] | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155794 [Member] | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155794 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000155794 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%